Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	March 31, 2022	December 31, 2021
	€m	€m
Cash and cash equivalents	255.5	254.0
Restricted cash	0.3	0.2
Cash and cash equivalents	255.8	254.2